Note 21 - Transactions Involving Related Parties and Affiliates	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
21.	TRANSACTIONS INVOLVING RELATED PARTIES AND AFFILIATES

Terra Stabile S.A./Terra Norma S.A.

The Company leases office space as well as warehouse space in Piraeus, Greece from Terra Stabile, which is controlled by Michail Zolotas, the Company’s President, Chairman, Chief Executive Officer and member of the Company’s Board of Directors. In November 2009 and February 2010, the Company and Terra Stabile entered into a 12-year lease agreement in relation to the office space, which were amended during January 2015 regarding the monthly rent for the years of 2015, 2016 and 2017 and on April 28, 2010, the Company and Terra Stabile entered into a 12-year lease agreement for the warehouse space, which was also amended during January 2015 regarding the monthly rent for the years of 2015, 2016 and 2017 (Refer to Note 19). In January 2015, the Company entered into annual lease agreements with Terra Norma and Terra Stabile, which are also controlled by Michail Zolotas in relation to office parking. Total rent for the years ended December 31, 2015, 2014 and 2013 was approximately $241, $293 and $308, respectively. On August 19, 2015, the Company issued 141,667 common shares in order to settle amount of $121 in respect of a new settlement agreement signed on June, 1, 2015. On November 24, 2015, the Company issued 41 Series A-1 Preference shares in order to settle the true up clause obligations of 2013 liabilities with Terra Stabile and Terra Norma. During the year ended December 31, 2014, the Company issued, according to their respective settlement and subscription agreements, an aggregate of 15,401 common shares which vested upon issuance, to settle true up clause obligations of 2013 liabilities with Terra Stabile and Terra Norma. During the year ended December 31, 2013, the Company issued, according to their respective settlement and subscription agreements, an aggregate of one common share which vested upon issuance, to settle outstanding liabilities of $416 with Terra Stabile and Terra Norma.

Aurora Properties Inc.

On November 24, 2015, the Company issued 60 Series A-1 preference shares in order to settle the true up clause obligations 2013 and 2012. During the year ended December 31, 2014, the Company issued 10,287 common shares to settle true up clauses liabilities of 2013 and 2012. During the year ended December 31, 2013, the Company issued one common share to settle $548 for various administrative services provided by Aurora Properties Inc., which is directed by Michail Zolotas, the President, Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors.

Affiliates

On April 11, 2012 the Company established New Lead JMEG LLC, through one of our wholly-owned subsidiaries, NewLead Holdings (US) Corp with J Mining & Energy Group, Inc. as a joint venture to engage in the business of the purchasing and trading of certain commodities, principally coal. The Company has joint control with J Mining & Energy Group, Inc. of New Lead JMEG LLC and is entitled to and is liable for the total net assets of the joint venture. In any and all contracts relating to coal mining and sales of coal in the United States, under the joint venture operations, Jan M. Berkowitz, the President and Chief Executive Officer of J Mining & Energy Group, Inc., was nominated, constituted and appointed with full power during 2012 to execute and legally bind to act on behalf of us in the negotiation of deals related to coal-bearing properties in the United States. For more details for these transactions refer to Note 6

On October 12, 2015, Mr. Jan M. Berkowitz, filed a voluntary petition for relief in the United States Bankruptcy Court for the Western District of North Carolina under Chapter 11 of Title 11 (the “Bankruptcy Code”) of the United States Code. Furthermore, pursuant to Section 362 of the Bankruptcy Code, the filing of the petition stays, among other matters, the initiation or continuation of judicial, administrative, or other actions or proceedings against the Debtor or any act to obtain possession of or exercise control over property of Jan M. Berkowitz.